Accrued liabilities and Other Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued expenses	$ 312,172	$ 82,656
Salaries and employee benefits payable	248,564	99,120
Other payables	497,424	188,435
Total	$ 1,058,160	$ 370,211